J.P. Morgan Institutional Funds
Supplement  dated  August 4, 1999,  to the  following  Statement  of  Additional
Information:

J.P. Morgan Institutional Short Term Bond Fund, dated August 2, 1999
J.P. Morgan Institutional Bond Fund, dated August 2, 1999
J.P. Morgan Institutional Global Strategic Income Fund, dated August 2, 1999

The following replaces the third paragraph under the heading "Expenses":

         These limits do not cover extraordinary expenses. These reimbursement arrangements will continue through at least February 28, 2001.